Corporate information (Details) kr / shares in Units, $ / shares in Units, € in Millions						1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 01, 2029	Jan. 01, 2023	Jan. 01, 2021	Aug. 02, 2017 EUR (€)	Aug. 02, 2017 USD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 DKK (kr) subsidiary director item kr / shares shares	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 USD ($) subsidiary director item shares	Aug. 02, 2017 kr / shares	Dec. 31, 2014 Vote kr / shares shares	Dec. 31, 2014 Vote $ / shares shares
Notes To Consolidated Financial Statements [Line Items]
Number of subsidiaries | subsidiary									2		2
Initial capitalization, the Annual Funding and Sale expenses										$ 759,000
Share split ratio				10	10
Per share nominal value of an ordinary share | kr / shares									kr 0.01			kr 0.01	kr 0.01
Annulment of ordinary shares outstanding post share split (as a percent)				80.00%	80.00%	80.00%
Shareholder distribution (Capital Reduction)				€ 917.7	$ 1,100,000,000	$ 32,200,000				$ 1,093,927,000
Milligrams of DMF | item									480	480
Number of vote | Vote													1	1
ADS
Notes To Consolidated Financial Statements [Line Items]
Number of share per ADS | shares									2		2
IPO
Notes To Consolidated Financial Statements [Line Items]
Gross proceeds from issuance of shares								$ 235,200,000
Underwriting commission percentage								7.00%
IPO | ADS
Notes To Consolidated Financial Statements [Line Items]
Per share nominal value of an ordinary share | (per share)													kr 0.10	$ 21.00
Number of shares issued | shares													11,200,000	11,200,000
Minimum
Notes To Consolidated Financial Statements [Line Items]
Duration of appeal process									2 years	2 years
Maximum
Notes To Consolidated Financial Statements [Line Items]
Duration of appeal process									3 years	3 years
FWP IP
Notes To Consolidated Financial Statements [Line Items]
Capital commitments									kr 100,000		$ 16,000
Aditech
Notes To Consolidated Financial Statements [Line Items]
Obligation payable											$ 25,000,000
Biogen
Notes To Consolidated Financial Statements [Line Items]
Non-refundable Fee							$ 1,250,000,000
Foundation
Notes To Consolidated Financial Statements [Line Items]
Group contribution as initial capitalization of the Foundation									kr 5,000,000	$ 805,000
Biogen
Notes To Consolidated Financial Statements [Line Items]
Subsidiaries who entered into an agreement | subsidiary									2		2
HoldCo | FWP IP
Notes To Consolidated Financial Statements [Line Items]
Consideration for capital stock									kr 336,000		$ 54,000
Foundation
Notes To Consolidated Financial Statements [Line Items]
Number of board members | item									3		3
Number of independent directors | director									1		1
Number of directors | director									1		1
Foundation | Biogen
Notes To Consolidated Financial Statements [Line Items]
Number of directors | director									1		1
Co-exclusive license | Biogen | Interference Proceeding
Notes To Consolidated Financial Statements [Line Items]
Number of occasions license can be assigned to a single third party. | item									1		1
Forecast | Biogen | Opposition Proceeding
Notes To Consolidated Financial Statements [Line Items]
Royalty percentage	20.00%		10.00%
Forecast | Co-exclusive license | Biogen | Interference Proceeding
Notes To Consolidated Financial Statements [Line Items]
Royalty percentage		1.00%
Forecast | Exclusive license | Biogen | Interference Proceeding
Notes To Consolidated Financial Statements [Line Items]
Royalty percentage	20.00%		10.00%